CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

July 8, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Calvert Fund (the "Fund") SEC File No. 333-159446

Ladies and Gentlemen:

            In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

            (1)  the form of Statement of Additional Information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (filed June 18, 2009) or amendment; and

            (2)  the text of the most recent registration statement (filed June 18, 2009) has been filed electronically.

            If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel